PENSIONS - Asset Allocation (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Marine Scheme
Pensions:
Target allocation	100.00%	100.00%
Marine Scheme | Equity
Pensions:
Target allocation, minimum	30.00%	30.00%
Target allocation, maximum	65.00%	65.00%
Marine Scheme | Bonds
Pensions:
Target allocation, minimum	10.00%	10.00%
Target allocation, maximum	50.00%	50.00%
Marine Scheme | Other
Pensions:
Target allocation, minimum	20.00%	20.00%
Target allocation, maximum	40.00%	40.00%
UK Scheme
Pensions:
Target allocation	100.00%	100.00%
UK Scheme | Equity
Pensions:
Target allocation	69.00%	71.00%
UK Scheme | Bonds
Pensions:
Target allocation	31.00%	29.00%
Scenario, Forecast [Member] | Marine Scheme
Pensions:
Target allocation			100.00%
Scenario, Forecast [Member] | Marine Scheme | Equity
Pensions:
Target allocation, minimum			30.00%
Target allocation, maximum			65.00%
Scenario, Forecast [Member] | Marine Scheme | Bonds
Pensions:
Target allocation, minimum			10.00%
Target allocation, maximum			50.00%
Scenario, Forecast [Member] | Marine Scheme | Other
Pensions:
Target allocation, minimum			20.00%
Target allocation, maximum			40.00%
Scenario, Forecast [Member] | UK Scheme
Pensions:
Target allocation			100.00%
Scenario, Forecast [Member] | UK Scheme | Equity
Pensions:
Target allocation			70.00%
Scenario, Forecast [Member] | UK Scheme | Bonds
Pensions:
Target allocation			30.00%